Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	Columbia ETF Trust
Central Index Key	0001415845
Amendment Flag	false
Document Creation Date	Feb 27, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

Columbia Large Cap Growth ETF
Summary of the Fund
INVESTMENT OBJECTIVE
Long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Large Cap Growth ETF
Management Fees		0.77%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[2]	2.17%
Total Annual Fund Operating Expenses		2.94%
Less: Fee Waiver and/or Expense Reimbursement	[3]	(2.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.86%
[1]	Pursuant to a Rule 12b-1 Distribution and Service Plan (the Plan), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.86% .

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Columbia Large Cap Growth ETF	88	713	1,364	3,112

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $418 million and $498 billion as of December 31, 2012). The market capitalization range of the companies in the Index is subject to change.

The Fund invests primarily in common stocks of domestic companies that investment manager believes have the potential for long-term, above-average earnings growth.

The Fund may invest in U.S. securities tied economically to foreign investments, such as American Depositary Receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

Columbia Management Investment Advisers, LLC (the Investment Manager) combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio.

The Fund's investment strategy may involve the frequent trading of portfolio securities.
PRINCIPAL RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company and evidence of ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Trading Discount to NAV Risk. The Fund's shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the Exchange. The trading price of shares may deviate significantly from NAV. The Investment Manager cannot predict whether shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that shares can be purchased and redeemed in large blocks of shares, called Creation Units (defined below) (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund's portfolio holdings are fully disclosed on a daily basis, the Investment Manager believes that large discounts or premiums to the NAV of shares should not be sustained, but that may not be the case.

Trading Risk. Although the shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Further, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
PERFORMANCE INFORMATION
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.774.3768 or visiting columbiamanagementetf.com. Columbia Management Investment Advisers, LLC has been the Fund’s investment manager since May 20, 2011.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During
the Period Shown in the Bar Chart

Best:	1st Quarter 2012	16.65%
Worst:	3rd Quarter 2011	–16.26%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Total Returns	1 year	Since inception	Inception Date
Columbia Large Cap Growth ETF	18.05%	11.88%	Oct 2, 2009
Columbia Large Cap Growth ETF Returns after taxes on distributions	17.85%	10.85%	Oct 2, 2009
Columbia Large Cap Growth ETF Returns after taxes on distributions and redemption of fund shares	12.00%	9.91%	Oct 2, 2009
Columbia Large Cap Growth ETF Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	13.91%	Oct 2, 2009
Columbia Large Cap Growth ETF S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	12.90%	Oct 2, 2009

On March 1, 2013, the Russell 1000 Growth Index replaced the S&P 500 Index as the Fund’s primary benchmark. The Investment Manager made this recommendation to the Fund’s Board of Trustees because the new index provides a more appropriate basis for comparing the Fund’s performance. Information on both indexes will be included for a one-year transition period. In the future, however, only the Russell 1000 Growth Index will be included.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Columbia Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Investors may pay brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $418 million and $498 billion as of December 31, 2012). The market capitalization range of the companies in the Index is subject to change.

The Fund invests primarily in common stocks of domestic companies that investment manager believes have the potential for long-term, above-average earnings growth.

The Fund may invest in U.S. securities tied economically to foreign investments, such as American Depositary Receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

Columbia Management Investment Advisers, LLC (the Investment Manager) combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio.

		The Fund's investment strategy may involve the frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with a similar investment objective. The Fund may fail to achieve its investment objective and you may lose money.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

Depositary Receipts Risks. Depositary receipts are receipts issued by a bank or trust company and evidence of ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Trading Discount to NAV Risk. The Fund's shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the Exchange. The trading price of shares may deviate significantly from NAV. The Investment Manager cannot predict whether shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that shares can be purchased and redeemed in large blocks of shares, called Creation Units (defined below) (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund's portfolio holdings are fully disclosed on a daily basis, the Investment Manager believes that large discounts or premiums to the NAV of shares should not be sustained, but that may not be the case.

		Trading Risk. Although the shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Further, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund shares may go down.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.774.3768 or visiting columbiamanagementetf.com. Columbia Management Investment Advisers, LLC has been the Fund’s investment manager since May 20, 2011.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.774.3768
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagementetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns During
the Period Shown in the Bar Chart

Best:	1st Quarter 2012	16.65%
Worst:	3rd Quarter 2011	–16.26%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On March 1, 2013, the Russell 1000 Growth Index replaced the S&P 500 Index as the Fund’s primary benchmark. The Investment Manager made this recommendation to the Fund’s Board of Trustees because the new index provides a more appropriate basis for comparing the Fund’s performance. Information on both indexes will be included for a one-year transition period. In the future, however, only the Russell 1000 Growth Index will be included.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	On March 1, 2013, the Russell 1000 Growth Index replaced the S&P 500 Index as the Fund’s primary benchmark. The Investment Manager made this recommendation to the Fund’s Board of Trustees because the new index provides a more appropriate basis for comparing the Fund’s performance. Information on both indexes will be included for a one-year transition period. In the future, however, only the Russell 1000 Growth Index will be included.
Columbia Large Cap Growth ETF | Columbia Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[3]
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	713
5 years	rr_ExpenseExampleYear05	1,364
10 years	rr_ExpenseExampleYear10	3,112
2010	rr_AnnualReturn2010	13.76%
2011	rr_AnnualReturn2011	(2.63%)
2012	rr_AnnualReturn2012	18.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.26%)
1 year	rr_AverageAnnualReturnYear01	18.05%
Since inception	rr_AverageAnnualReturnSinceInception	11.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
Columbia Large Cap Growth ETF | Returns after taxes on distributions | Columbia Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.85%
Since inception	rr_AverageAnnualReturnSinceInception	10.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
Columbia Large Cap Growth ETF | Returns after taxes on distributions and redemption of fund shares | Columbia Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.00%
Since inception	rr_AverageAnnualReturnSinceInception	9.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
Columbia Large Cap Growth ETF | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.26%
Since inception	rr_AverageAnnualReturnSinceInception	13.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
Columbia Large Cap Growth ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
Since inception	rr_AverageAnnualReturnSinceInception	12.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009

[1]	Pursuant to a Rule 12b-1 Distribution and Service Plan (the Plan), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rate of 0.86% .

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 27, 2013